Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Sep. 30, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Other Current Assets [Table Text Block]
Prepaid Assets	2014	2013
Consulting Services	$28,645	$48,041
Insurances	8,610	14,733
Deposits	33,814	33,814
Advanced Payments on Manufactured Product	81,997	-
Other	35,167	11,954
Total	$188,233	$108,542